Subsequent event (Details)	Mar. 31, 2024	Jan. 31, 2024
Acquisition of interests [Member] | Empire Offshore Wind Holdings LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		50.00%
Acquisition of interests [Member] | Beacon Wind Holdings LLC [Member] | BP P.L.C. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		50.00%
Acquisition of interests [Member] | South Brooklyn Marine Terminal [Member] | Forecast [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	50.00%
Disposal of interests [Member] | Beacon Wind Holdings LLC [Member] | Forecast [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interst anticipated to be derecognised	50.00%